Derivative Instruments And Hedging Activities (Written Credit Derivatives By External Credit Rating Of Underlying Asset) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	¥ 19,743		¥ 20,159
Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	11,041		10,738
Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,494		3,298
Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4		781
Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	33,282		34,976
AAA Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,828		2,196
AAA Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	24		140
AAA Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	39		20
AAA Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			0
AAA Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,891		2,356
AA Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,332		1,749
AA Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	525		711
AA Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	10		18
AA Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			0
AA Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,867		2,478
A Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,952		5,878
A Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,608		5,358
A Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6		3
A Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			137
A Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	9,566		11,376
BBB Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	6,625		5,550
BBB Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,222		2,905
BBB Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	104		111
BBB Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4		532
BBB Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	10,955		9,098
BB Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	3,119		2,974
BB Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,477		1,619
BB Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	193		212
BB Rating [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional			112
BB Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,789		4,917
Other Rating [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,887	[1]	1,812	[1]
Other Rating [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	185	[1]	5	[1]
Other Rating [Member] | Other credit-risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,142	[1]	2,934	[1]
Other Rating [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	¥ 4,214	[1]	¥ 4,751	[1]

[1]	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.